Segment Reporting - Information about Unconsolidated Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Losses of Unconsolidated Affiliates	$ (7,848)	$ (16,116)	$ (16,719)
Investments in Unconsolidated Affiliates	38,186	50,536
Corporate and Other [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Investments in Unconsolidated Affiliates	866	993
Asia [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Losses of Unconsolidated Affiliates	(10,009)	(10,738)	(10,123)
Investments in Unconsolidated Affiliates	35,722	49,423
Americas, Europe and Africa [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Losses of Unconsolidated Affiliates	4,829	(4,275)	(6,016)
Investments in Unconsolidated Affiliates	1,598	120
Middle East [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Losses of Unconsolidated Affiliates	$ (2,668)	$ (1,103)	$ (580)